INCOME TAXES - Summary of Loss before Income Tax (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of Income Taxes [Line Items]
Loss before income tax	$ (1,091,931)	$ (953,579)	$ (1,457,527)
Macau Complementary Tax [Member]
Schedule of Income Taxes [Line Items]
Loss before income tax	(720,470)	(456,089)	(772,988)
Hong Kong Profits Tax [Member]
Schedule of Income Taxes [Line Items]
Loss before income tax	(400,725)	(434,618)	(342,715)
Philippine Corporate Income Tax [Member]
Schedule of Income Taxes [Line Items]
Loss before income tax	28,204	(51,436)	(102,990)
Cyprus Corporate Income Tax [Member]
Schedule of Income Taxes [Line Items]
Loss before income tax	3,152	(13,454)	(11,190)
Income Tax in Other Jurisdictions [Member]
Schedule of Income Taxes [Line Items]
Loss before income tax	$ (2,092)	$ 2,018	$ (227,644)